Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Borrowings
Short-term borrowings	¥ 70,000	$ 9,859	¥ 142,828
Current portion of long-term borrowings			29,130
Long-term borrowings, non-current portion	2,000	$ 282	2,000
Bank loans
Borrowings
Short-term borrowings	70,000		141,000
Current portion of long-term borrowings			29,130
Loan from third parties
Borrowings
Short-term borrowings			1,828
Long-term borrowings, non-current portion	¥ 2,000		¥ 2,000